Prospectus Supplement                                             205348  6/03
dated June 30, 2003 to:
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PUTNAM VOYAGER FUND
Prospectuses dated November 30, 2002

The second and third paragraphs and table under the heading "Who manages the fund?" are replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Large Cap Growth and Mid Cap Growth Teams are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader      Since   Experience
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Brian P. O'Toole      2002    2002-Present          Putnam Management
                              Prior to June 2002    Citigroup Asset Management
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Portfolio members     Since   Experience
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Tony H. Elavia        2002    1999-Present          Putnam Management
                              Prior to Sept. 1999   TES Partners
                              Prior to Sept. 1998   Voyageur Asset Management
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Walton D. Pearson     2003    2003-Present          Putnam Management
                              Prior to Feb. 2003    Alliance Capital Management
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David J. Santos       2003    1986-Present          Putnam Management
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Eric M. Wetlaufer     2002    1997-Present          Putnam Management
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PUTNAM INVESTMENTS

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